CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS	12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2025 CAD ($) shares	Sep. 30, 2024 $ / shares	Sep. 30, 2024 CAD ($) shares	Sep. 30, 2023 $ / shares	Sep. 30, 2023 CAD ($) shares
Expenses
Accounting and legal fees		$ 161,497		$ 158,770		$ 169,483
Investor relations and shareholder information		451,287		602,716		144,501
Office facilities and administrative services		18,000		18,047		18,000
Office expenses		30,705		25,624		20,271
Property investigation expenses		0		2,238		23,667
Restoration expenses		1,896		0		0
Share-based payments		58,372		336,735		0
Transfer agent, listing and filing fees		49,457		55,980		47,151
Travel		50,578		17,394		9,751
Wages, benefits and consulting fees		140,400		179,333		194,233
Operating Expenses		(962,192)		(1,396,837)		(627,057)
Interest income and other income		10,493		9,289		2,376
Fair value gain on marketable securities		0		7,500		76,985
Flow-through share premium recovery		448,752		54,503		4,221
Foreign exchange gain (loss)		26,606		(1,101)		128
Gain (loss) on sale of marketable securities		0		8,625		(30,052)
Proceeds received in excess of exploration and evaluation asset costs		60,309		3,986		133,008
Other income		0		0		27,000
Write-down of exploration and evaluation assets		0		(717,378)		(338,943)
Write-down of VAT receivables		0		0		(42,706)
Write-down of accounts payable		10,413		0		0
Net Income (Loss) Attributable to Parent		(405,619)		(2,031,413)		(795,040)
Exchange difference arising on the translation of foreign subsidiaries		(48,086)		30		(22,578)
Total comprehensive loss for the year		$ (453,705)		$ (2,031,383)		$ (817,618)
Basic and diluted loss per common share | $ / shares	$ (0.01)		$ (0.05)		$ (0.02)
Weighted average number of common shares outstanding - basic and diluted | shares		56,060,308		40,645,267		31,838,036